UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL	Nuveen Senior Income Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 157.5% (97.3% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 135.5% (83.7% of Total Investments) (2)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$1,432	Sequa Corporation, Term Loan, Second Lien	11.312%	1-Month LIBOR	9.000%	4/28/22	CCC	$1,454,264
4,128	Sequa Corporation, Term Loan B	7.071%	3-Month LIBOR	5.000%	11/28/21	B3	4,188,572
1,943	Transdigm, Inc., Term Loan E	4.651%	1-Month LIBOR	2.750%	5/14/22	Ba2	1,953,006
491	Transdigm, Inc., Term Loan F	4.789%	3-Month LIBOR	2.750%	6/09/23	Ba2	493,961
321	Transdigm, Inc., Term Loan G, First Lien	4.712%	3-Month LIBOR	2.500%	8/22/24	Ba2	322,870
8,315	Total Aerospace & Defense						8,412,673

	Air Freight & Logistics – 0.7% (0.5% of Total Investments)

839	PAE Holding Corporation, Term Loan B	7.494%	2-Month LIBOR	5.500%	10/20/22	B+	843,909
1,083	XPO Logistics, Inc., Term Loan B	3.920%	3-Month LIBOR	2.000%	2/24/25	BB+	1,090,489
1,922	Total Air Freight & Logistics						1,934,398

	Airlines – 2.4% (1.5% of Total Investments)

1,433	American Airlines, Inc., Replacement Term Loan	3.900%	1-Month LIBOR	2.000%	6/27/20	BB+	1,437,253
1,940	American Airlines, Inc., Replacement Term Loan	3.897%	1-Month LIBOR	2.000%	10/10/21	BB+	1,945,451
2,893	American Airlines, Inc., Term Loan B	3.897%	1-Month LIBOR	2.000%	12/14/23	BB+	2,899,702
6,266	Total Airlines						6,282,406

	Auto Components – 0.5% (0.3% of Total Investments)

408	Horizon Global Corporation, Replacement Term Loan	6.401%	1-Month LIBOR	4.500%	6/30/21	B1	413,348
992	Superior Industries International, Inc., Term Loan B	6.401%	1-Month LIBOR	4.500%	5/22/24	B1	1,001,899
1,400	Total Auto Components						1,415,247

	Automobiles – 0.9% (0.5% of Total Investments)

1,430	Chrysler Group LLC, Term Loan	3.900%	1-Month LIBOR	2.000%	12/31/18	Baa2	1,436,599
748	DexKo Global, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	7/24/24	B1	756,893
103	DexKo Global, Inc., Term Loan B, (5)	4.363%	N/A	N/A	7/24/24	B1	104,382
2,281	Total Automobiles						2,297,874

	Biotechnology – 1.1% (0.7% of Total Investments)

2,970	Grifols, Inc., Term Loan B	3.994%	1-Week LIBOR	2.250%	1/31/25	BB	2,988,874

	Building Products – 1.2% (0.7% of Total Investments)

750	Ply Gem Industries, Inc., Term Loan B	6.089%	3-Month LIBOR	3.750%	3/28/25	B	758,205
2,381	Quikrete Holdings, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	11/15/23	BB–	2,394,041
3,131	Total Building Products						3,152,246

	Capital Markets – 0.4% (0.2% of Total Investments)

976	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	981,574

	Chemicals – 1.4% (0.9% of Total Investments)

681	Ineos US Finance LLC, Term Loan	3.901%	1-Month LIBOR	2.000%	4/01/24	BB+	684,541
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,616,899
1,419	Univar, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	7/01/24	BB	1,433,628
3,695	Total Chemicals						3,735,068

	Commercial Services & Supplies – 4.4% (2.7% of Total Investments)

741	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.309%	3-Month LIBOR	4.000%	10/19/23	B–	732,293
2,232	iQor US, Inc., Term Loan, First Lien	7.308%	3-Month LIBOR	5.000%	4/01/21	B	2,248,481
250	iQor US, Inc., Term Loan, Second Lien	11.058%	3-Month LIBOR	8.750%	4/01/22	CCC+	241,251
772	KAR Auction Services, Inc., Term Loan B5	4.813%	3-Month LIBOR	2.500%	3/09/23	Ba2	776,218
800	LSC Communications, Refinancing Term Loan	7.401%	1-Month LIBOR	5.500%	9/30/22	B1	805,000

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,724	Monitronics International, Inc., Term Loan B2, First Lien	7.802%	3-Month LIBOR	5.500%	9/30/22	B2	$1,673,580
1,308	Protection One, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	5/02/22	BB–	1,317,789
1,985	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	6.627%	1-Month LIBOR	4.750%	4/28/21	B–	1,887,530
980	Universal Services of America, Initial Term Loan, First Lien	6.052%	3-Month LIBOR	3.750%	7/28/22	B+	963,257
755	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	761,684
171	West Corporation, Term Loan B	5.901%	1-Month LIBOR	4.000%	10/10/24	Ba3	171,445
11,718	Total Commercial Services & Supplies						11,578,528

	Communications Equipment – 0.4% (0.2% of Total Investments)

995	Mitel US Holdings, Inc., Incremental Term Loan	5.651%	1-Month LIBOR	3.750%	9/25/23	B+	1,003,293

	Construction & Engineering – 0.8% (0.5% of Total Investments)

1,000	KBR, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,008,750
1,204	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/27/24	B+	1,212,785
2,204	Total Construction & Engineering						2,221,535

	Containers & Packaging – 0.6% (0.4% of Total Investments)

744	Berry Global, Inc., Term Loan Q	3.899%	1-Month LIBOR	2.000%	10/01/22	BBB–	749,645
742	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	2/05/23	B+	748,191
1,486	Total Containers & Packaging						1,497,836

	Distributors – 0.2% (0.1% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	4.650%	1-Month LIBOR	2.750%	8/21/23	BB–	608,922

	Diversified Consumer Services – 2.6% (1.6% of Total Investments)

3,537	Cengage Learning Acquisitions, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	6/07/23	B	3,178,511
110	Education Management LLC, Tranche A, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	24,632
248	Education Management LLC, Tranche B, Term Loan, (6)	0.000%	N/A	N/A	7/02/20	N/R	3,563
2,042	Houghton Mifflin, Term Loan B, First Lien	4.901%	1-Month LIBOR	3.000%	5/28/21	B	1,896,793
967	Laureate Education, Inc., Term Loan B	5.401%	1-Month LIBOR	3.500%	4/26/24	B2	975,046
752	Vertiv Co., Term Loan B	5.887%	1-Month LIBOR	4.000%	11/30/23	Ba3	752,625
7,656	Total Diversified Consumer Services						6,831,170

	Diversified Financial Services – 1.4% (0.9% of Total Investments)

576	Freedom Mortgage Corporation, Term Loan B	6.648%	1-Month LIBOR	4.750%	2/23/22	B+	584,859
1,017	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/17/25	B+	1,021,612
2,053	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	2,026,201
3,646	Total Diversified Financial Services						3,632,672

	Diversified Telecommunication Services – 7.7% (4.8% of Total Investments)

1,086	CenturyLink, Inc., Initial Term A Loan	4.651%	1-Month LIBOR	2.750%	11/01/22	BBB–	1,084,349
4,843	CenturyLink, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	1/31/25	BBB–	4,777,662
2,931	Frontier Communications Corporation, Term Loan B	5.660%	1-Month LIBOR	3.750%	1/14/22	B+	2,901,328
1,542	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	1,553,999
236	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	245,648
378	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	386,288
1,552	Level 3 Financing, Inc., Tranche B, Term Loan	4.148%	1-Month LIBOR	2.250%	2/22/24	BBB–	1,561,001
2,382	WideOpenWest Finance LLC, Term Loan B	5.146%	1-Month LIBOR	3.250%	8/18/23	B	2,307,461
667	Windstream Corporation, Term Loan B6	5.900%	1-Month LIBOR	4.000%	3/29/21	B+	639,586
5,000	Ziggo B.V., Term Loan E	4.397%	1-Month LIBOR	2.500%	4/15/25	BB–	4,982,300
20,617	Total Diversified Telecommunication Services						20,439,622

	Electric Utilities – 1.1% (0.7% of Total Investments)

442	EFS Cogen Holdings LLC, Term Loan B	5.560%	3-Month LIBOR	3.250%	6/28/23	BB	444,366
461	Helix Generation, Term Loan B	5.651%	1-Month LIBOR	3.750%	6/03/24	BB	465,354
1,608	Vistra Operations Co., Term Loan B	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	1,621,281
286	Vistra Operations Co., Term Loan C	4.401%	1-Month LIBOR	2.500%	8/04/23	BB+	288,036
2,797	Total Electric Utilities						2,819,037

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electrical Equipment – 0.7% (0.4% of Total Investments)

$1,090	TTM Technologies, Inc., Term Loan B, (DD1)	4.377%	1-Month LIBOR	2.500%	9/28/24	BB+	$1,099,072
756	Zebra Technologies Corporation, Term Loan B	4.362%	3-Month LIBOR	2.000%	10/27/21	BB	762,187
1,846	Total Electrical Equipment						1,861,259

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

380	Dynamic Energy Services International LLC, Term Loan, (cash 15.278%, PIK 13.500%)	15.278%	3-Month LIBOR	13.500%	6/06/18	N/R	134,751
162	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa2	170,044
542	Total Energy Equipment & Services						304,795

	Equity Real Estate Investment Trusts – 3.0% (1.8% of Total Investments)

3,260	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.901%	1-Month LIBOR	3.000%	10/24/22	B	3,151,708
750	Realogy Group LLC, Term Loan A	3.895%	1-Month LIBOR	2.000%	10/23/20	N/R	751,249
994	Realogy Group LLC, Term Loan B	4.145%	1-Month LIBOR	2.250%	2/08/25	BB+	1,001,015
3,139	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (6)	7.901%	1-Month LIBOR	6.000%	6/30/22	B–	2,958,110
8,143	Total Equity Real Estate Investment Trusts						7,862,082

	Food & Staples Retailing – 5.3% (3.3% of Total Investments)

11,913	Albertson’s LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/25/21	Ba2	11,818,055
948	Albertson’s LLC, Term Loan B6	4.956%	3-Month LIBOR	3.000%	6/22/23	Ba2	939,973
788	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	5.391%	1-Month LIBOR	3.500%	2/03/24	B–	792,350
443	Save-A-Lot, Term Loan B	7.901%	1-Month LIBOR	6.000%	12/05/23	B2	385,400
14,092	Total Food & Staples Retailing						13,935,778

	Food Products – 3.5% (2.1% of Total Investments)

962	Hearthside Group Holdings LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	6/02/21	B1	966,562
2,291	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	2,312,235
540	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.250%	1-Week LIBOR	1.500%	3/03/21	BBB–	539,447
274	Pinnacle Foods Finance LLC, Term Loan B	3.637%	1-Month LIBOR	1.750%	2/02/24	BB+	276,354
5,030	US Foods, Inc., Term Loan B	4.401%	1-Month LIBOR	2.500%	6/27/23	BB	5,082,342
9,097	Total Food Products						9,176,940

	Health Care Equipment & Supplies – 2.0% (1.3% of Total Investments)

948	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	955,510
556	Ardent Medical Services, Inc., Term Loan B, First Lien	7.401%	1-Month LIBOR	5.500%	8/04/21	BB–	559,943
433	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	436,701
803	Greatbatch, New Term Loan B	5.150%	1-Month LIBOR	3.250%	10/27/22	B+	811,740
1,489	Onex Carestream Finance LP, Term Loan, First Lien	5.901%	1-Month LIBOR	4.000%	6/07/19	B1	1,499,492
929	Onex Carestream Finance LP, Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	12/07/19	B–	928,523
500	Vyaire Medical, Inc., Term Loan B	7.232%	6-Month LIBOR	4.750%	4/16/25	B2	487,500
5,658	Total Health Care Equipment & Supplies						5,679,409

	Health Care Providers & Services – 5.7% (3.5% of Total Investments)

1,489	Air Medical Group Holdings, Inc., Term Loan B	5.128%	1-Month LIBOR	3.250%	4/28/22	B1	1,497,268
1,746	Air Medical Group Holdings, Inc., Term Loan B	6.147%	1-Month LIBOR	4.250%	3/14/25	B1	1,766,538
314	Community Health Systems, Inc., Term Loan G	4.984%	3-Month LIBOR	3.000%	12/31/19	B2	309,422
559	Community Health Systems, Inc., Term Loan H	5.234%	3-Month LIBOR	3.250%	1/27/21	B2	543,911
949	Concentra, Inc., Term Loan B	4.530%	3-Month LIBOR	2.750%	6/01/22	B+	958,903
639	Envision Healthcare Corporation, Term Loan B, First Lien	4.910%	1-Month LIBOR	3.000%	12/01/23	BB–	642,291
758	Healogics, Inc., Term Loan, First Lien	6.280%	3-Month LIBOR	4.250%	7/01/21	B–	683,693
62	Heartland Dental Care, Inc., Delay Draw Facility, (WI/DD)	TBD	TBD	TBD	TBD	B–	62,124
412	Heartland Dental Care, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	414,157
1,911	Millennium Laboratories, Inc., Term Loan B, First Lien	8.401%	1-Month LIBOR	6.500%	12/21/20	CCC+	680,470
841	MultiPlan, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	6/07/23	B+	846,817
3,214	Pharmaceutical Product Development, Inc., Term Loan B	4.611%	3-Month LIBOR	2.500%	8/18/22	Ba3	3,235,458
750	PharMerica, Term Loan, First Lien	5.395%	1-Month LIBOR	3.500%	12/06/24	B1	754,688
750	Prospect Medical Holdings, Term Loan B1	7.438%	1-Month LIBOR	5.500%	2/22/24	B1	755,625
119	Quorum Health Corp., Term Loan B	8.651%	1-Month LIBOR	6.750%	4/29/22	B1	121,732

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,682	Select Medical Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/01/21	Ba2	$1,700,943
148	Vizient, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/13/23	BB–	149,590
16,343	Total Health Care Providers & Services						15,123,630

	Health Care Technology – 1.6% (1.0% of Total Investments)

1,124	Catalent Pharma Solutions, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	5/20/24	BB	1,130,072
2,970	Emdeon, Inc., Term Loan	4.651%	1-Month LIBOR	2.750%	3/01/24	Ba3	2,985,088
4,094	Total Health Care Technology						4,115,160

	Hotels, Restaurants & Leisure – 10.7% (6.6% of Total Investments)

748	Aramark Corporation, Term Loan B1	3.901%	1-Month LIBOR	2.000%	3/11/25	BBB–	754,319
4,614	Burger King Corporation, Term Loan B3	4.151%	1-Month LIBOR	2.250%	2/16/24	Ba3	4,632,345
1,409	Caesars Entertainment Operating Company, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	10/06/24	BB	1,413,473
1,995	Caesars Resort Collection, Term Loan, First Lien	4.651%	1-Month LIBOR	2.750%	12/23/24	BB	2,013,563
1,718	CCM Merger, Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	8/09/21	BB–	1,731,935
2,185	CityCenter Holdings LLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	4/18/24	BB–	2,198,298
2,418	Hilton Hotels Corporation, Term Loan B2	3.647%	1-Month LIBOR	1.750%	10/25/23	BBB–	2,440,188
2,213	Intrawest Resorts Holdings, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	7/31/24	B	2,231,308
1,680	Life Time Fitness, Inc., Term Loan B	4.734%	3-Month LIBOR	2.750%	6/10/22	BB–	1,687,295
1,078	MGM Growth Properties, Term Loan B	3.901%	1-Month LIBOR	2.000%	4/25/25	BB+	1,085,330
4,327	Scientific Games Corp., Initial Term Loan B5	4.726%	2-Month LIBOR	2.750%	8/14/24	Ba3	4,358,095
888	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	3-Month LIBOR	3.000%	4/01/24	B	888,597
1,735	Station Casino LLC, Term Loan B	4.410%	1-Month LIBOR	2.500%	6/08/23	BB	1,743,567
1,000	Wyndham International, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	1,009,005
28,008	Total Hotels, Restaurants & Leisure						28,187,318

	Household Products – 0.9% (0.6% of Total Investments)

2,201	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.401%	1-Month LIBOR	3.500%	11/16/20	B3	1,707,466
761	Serta Simmons Holdings LLC, Term Loan, First Lien	5.695%	3-Month LIBOR	3.500%	11/08/23	B2	690,440
2,962	Total Household Products						2,397,906

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

539	Dynegy, Inc., Tranche Term Loan C2	4.398%	1-Month LIBOR	2.500%	2/07/24	Ba1	543,587

	Industrial Conglomerates – 1.3% (0.8% of Total Investments)

1,908	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.611%	3-Month LIBOR	4.250%	6/16/24	B	1,929,490
750	Education Advisory Board, Term Loan, First Lien	6.252%	2-Month LIBOR	3.750%	11/15/24	B2	753,750
828	Foresight Energy LLC, Term Loan, First Lien	8.109%	3-Month LIBOR	5.750%	3/28/22	B	812,524
3,486	Total Industrial Conglomerates						3,495,764

	Insurance – 1.8% (1.1% of Total Investments)

495	Acrisure LLC, Term Loan B	6.609%	3-Month LIBOR	4.250%	11/22/23	B	502,698
2,694	Alliant Holdings I LLC, Term Loan B, (DD1)	4.929%	1-Month LIBOR	3.250%	4/27/25	B	2,714,565
1,659	Hub International Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	1,670,771
4,848	Total Insurance						4,888,034

	Internet and Direct Marketing Retail – 0.4% (0.2% of Total Investments)

1,000	Uber Technologies, Inc., Term Loan	5.890%	1-Month LIBOR	4.000%	4/04/25	N/R	1,011,355

	Internet Software & Services – 1.8% (1.1% of Total Investments)

983	Ancestry.com, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	3.250%	10/19/23	B	990,331
750	GTT Communications, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	745,665
950	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.787%	1-Month LIBOR	3.000%	11/03/23	BB–	949,016
1,106	Sabre, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	2/22/24	Ba2	1,111,359
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.127%	1-Month LIBOR	8.250%	4/28/22	CCC	947,905
4,898	Total Internet Software & Services						4,744,276

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services – 3.8% (2.4% of Total Investments)

$578	DigiCert, Term Loan, First Lien	6.651%	1-Month LIBOR	4.750%	10/31/24	B	$580,747
578	Engility Corporation, Term Loan B2	4.682%	1-Month LIBOR	2.750%	8/11/23	BB–	578,489
1,374	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	7/10/22	BB	1,380,733
3,712	First Data Corporation, Term Loan, First Lien	4.147%	1-Month LIBOR	2.250%	4/26/24	BB	3,729,511
676	Gartner, Inc., Term Loan A	3.901%	1-Month LIBOR	2.000%	3/21/22	Ba1	681,876
95	Gartner, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/05/24	BB+	95,802
316	PEAK 10, Inc., Term Loan B	5.802%	3-Month LIBOR	3.500%	8/01/24	B	316,469
1,241	Tempo Acquisition LLC, Term Loan B	4.901%	1-Month LIBOR	3.000%	5/01/24	B1	1,249,285
750	Vantiv, Inc., Term Loan B	3.896%	1-Month LIBOR	2.000%	8/09/24	BBB–	755,857
737	WEX, Inc., Term Loan B	4.151%	1-Month LIBOR	2.250%	7/01/23	BB–	742,656
10,057	Total IT Services						10,111,425

	Leisure Products – 1.1% (0.7% of Total Investments)

1,026	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,033,360
597	Academy, Ltd., Term Loan B	5.928%	3-Month LIBOR	4.000%	7/01/22	B3	474,387
999	Equinox Holdings, Inc., Term Loan B1	4.901%	1-Month LIBOR	3.000%	3/08/24	B+	1,006,336
494	Four Seasons Holdings, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	11/30/23	BB	497,900
3,116	Total Leisure Products						3,011,983

	Life Sciences Tools & Services – 0.1% (0.1% of Total Investments)

371	Inventiv Health, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/01/24	BB–	373,355

	Machinery – 1.2% (0.7% of Total Investments)

1,344	Gardner Denver, Inc., Term Loan B	5.052%	3-Month LIBOR	2.750%	7/30/24	B+	1,353,475
840	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	846,042
748	Navistar, Inc., Tranche B, Term Loan	5.400%	1-Month LIBOR	3.500%	11/06/24	Ba3	754,088
208	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.148%	1-Month LIBOR	2.250%	8/21/24	BB+	209,721
3,140	Total Machinery						3,163,326

	Marine – 0.0% (0.1% of Total Investments)

675	American Commercial Lines LLC, Term Loan B, First Lien	10.651%	1-Month LIBOR	8.750%	11/12/20	CCC+	396,016

	Media – 14.9% (9.2% of Total Investments)

1,254	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	7/23/21	B1	1,204,063
990	Affinion Group Holdings, Inc., Term Loan, First Lien	9.561%	3-Month LIBOR	7.750%	5/10/22	B2	1,029,397
1,996	Catalina Marketing Corporation, Term Loan, First Lien	5.401%	1-Month LIBOR	3.500%	4/09/21	B2	1,254,698
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.651%	1-Month LIBOR	6.750%	4/11/22	Caa2	210,500
3,430	Cequel Communications LLC, Term Loan B	4.151%	1-Month LIBOR	2.250%	7/28/25	BB	3,432,667
2,948	Charter Communications Operating Holdings LLC, Term Loan B	3.910%	1-Month LIBOR	2.000%	4/30/25	BBB–	2,964,193
2,000	Cineworld Group PLC, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/28/25	BB–	1,999,790
4,961	Clear Channel Communications, Inc., Term Loan E, (6)	9.802%	3-Month LIBOR	7.500%	7/30/19	Caa2	3,957,316
3,064	Clear Channel Communications, Inc., Tranche D, Term Loan, (6)	9.052%	3-Month LIBOR	6.750%	1/30/19	Caa2	2,448,228
1,000	CSC Holdings LLC, Term Loan B	4.277%	1-Month LIBOR	2.500%	1/25/26	Ba2	1,001,875
5,305	Cumulus Media, Inc., Term Loan B, (6)	5.160%	1-Month LIBOR	3.250%	12/23/20	N/R	4,502,325
1,273	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	1,212,607
442	Gray Television, Inc., Term Loan B2	4.137%	1-Month LIBOR	2.250%	2/07/24	BB	444,308
963	IMG Worldwide, Inc., Term Loan, First Lien	5.160%	1-Month LIBOR	3.250%	5/06/21	B+	970,958
424	Lions Gate Entertainment Corp., Term Loan B	4.148%	1-Month LIBOR	2.250%	3/24/25	Ba2	426,212
1,971	McGraw-Hill Education Holdings LLC, Term Loan B	5.901%	1-Month LIBOR	4.000%	5/02/22	B+	1,937,393
1,667	Meredith, Term Loan B	4.901%	1-Month LIBOR	3.000%	1/31/25	BB	1,679,692
248	Nexstar Broadcasting Group, Term Loan	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	249,473
1,932	Nexstar Broadcasting Group, Term Loan B	4.387%	1-Month LIBOR	2.500%	1/17/24	BB+	1,942,318
498	Red Ventures, Term Loan B	5.901%	1-Month LIBOR	4.000%	11/08/24	B+	504,278
500	Sinclair Television Group, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB+	502,500
1,457	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.330%	1-Month LIBOR	3.500%	8/15/22	B	1,463,385
3,490	Univision Communications, Inc., Term Loan C5	4.651%	1-Month LIBOR	2.750%	3/15/24	BB–	3,447,812
134	Yell Group PLC, Term Loan A2, First Lien	8.000%	3-Month LIBOR	7.000%	9/07/21	N/R	134,317
135	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	384,177
43,082	Total Media						39,304,482

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Metals & Mining – 0.8% (0.5% of Total Investments)

$868	CanAm Construction, Inc., Term Loan B	7.401%	1-Month LIBOR	5.500%	7/01/24	B	$879,293
1,102	Zekelman Industries, Term Loan B	4.999%	3-Month LIBOR	2.750%	6/14/21	BB–	1,110,113
1,970	Total Metals & Mining						1,989,406

	Multiline Retail – 0.9% (0.5% of Total Investments)

890	Belk, Inc., Term Loan B, First Lien	7.088%	3-Month LIBOR	4.750%	12/12/22	B2	760,638
875	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	875,875
691	Hudson’s Bay Company, Term Loan B, First Lien	5.150%	1-Month LIBOR	3.250%	9/30/22	BB	658,120
2,456	Total Multiline Retail						2,294,633

	Oil, Gas & Consumable Fuels – 4.5% (2.8% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B	5.863%	3-Month LIBOR	4.000%	10/31/24	B+	1,097,727
750	California Resources Corporation, Term Loan	12.273%	1-Month LIBOR	10.375%	12/31/21	B	846,562
750	California Resources Corporation, Term Loan B	6.647%	1-Month LIBOR	4.750%	12/31/22	B	768,750
120	Energy and Exploration Partners, Term Loan, Second Lien, (6)	5.000%	N/A	N/A	5/13/22	N/R	1,805
1,546	Fieldwood Energy LLC, Exit Term Loan	7.151%	1-Month LIBOR	5.250%	4/11/22	B+	1,557,018
644	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.151%	1-Month LIBOR	7.250%	4/11/23	B+	623,759
1,481	Harvey Gulf International Marine, Inc., Term Loan, (6)	0.000%	N/A	N/A	6/18/18	D	584,804
205	Harvey Gulf International Marine, Inc., Term Loan A, (6), (WI/DD)	TBD	TBD	TBD	TBD	D	79,885
1,915	Harvey Gulf International Marine, Inc., Term Loan B, (6), (DD1)	0.000%	N/A	N/A	6/18/20	D	751,793
2,500	McDermott International, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	2,487,900
831	Peabody Energy Corporation, Term Loan B	4.651%	1-Month LIBOR	2.750%	3/31/25	BB	834,122
2,483	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	2,134,100
27	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	26,813
14,343	Total Oil, Gas & Consumable Fuels						11,795,038

	Personal Products – 0.8% (0.5% of Total Investments)

1,000	Coty, Inc., Term Loan A	3.628%	1-Month LIBOR	1.750%	4/05/23	BB+	998,750
1,000	Coty, Inc., Term Loan B	4.128%	1-Month LIBOR	2.250%	4/07/25	BB+	1,000,980
2,000	Total Personal Products						1,999,730

	Pharmaceuticals – 0.6% (0.4% of Total Investments)

340	Alphabet Holding Company, Inc., Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B–	296,650
1,341	Concordia Healthcare Corporation, Term Loan B, First Lien	6.151%	1-Month LIBOR	4.250%	10/21/21	Caa2	1,221,919
41	Valeant Pharmaceuticals International, Inc., Term Loan B	5.394%	1-Month LIBOR	3.500%	4/01/22	BB–	41,055
1,722	Total Pharmaceuticals						1,559,624

	Professional Services – 2.5% (1.5% of Total Investments)

1,193	Ceridian HCM Holding, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	1,198,009
3,318	Formula One Group, Term Loan B	4.401%	1-Month LIBOR	2.500%	2/01/24	B+	3,317,632
1,265	Nielsen Finance LLC, Term Loan B4	3.895%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,273,820
718	On Assignment, Inc., Term Loan B	3.901%	1-Month LIBOR	2.000%	4/02/25	BB	722,554
6,494	Total Professional Services						6,512,015

	Real Estate Management & Development – 1.3% (0.8% of Total Investments)

500	Altisource Solutions S.A R.L., Term Loan B	6.308%	3-Month LIBOR	4.000%	3/29/24	B+	498,333
1,832	Capital Automotive LP, Term Loan, Second Lien	7.910%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,859,608
1,000	Trico Group LLC, Term Loan, First Lien	8.484%	3-Month LIBOR	6.500%	2/02/24	B	1,010,000
3,332	Total Real Estate Management & Development						3,367,941

	Road & Rail – 0.4% (0.2% of Total Investments)

978	Quality Distribution, Incremental Term Loan, First Lien	7.802%	3-Month LIBOR	5.500%	8/18/22	B2	990,530

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 1.8% (1.1% of Total Investments)

$708	Cypress Semiconductor Corp, Term Loan B	4.150%	1-Month LIBOR	2.250%	7/05/21	BB	$716,504
854	Lumileds, Term Loan B	5.732%	3-Month LIBOR	3.500%	6/30/24	Ba3	867,349
982	Micron Technology, Inc., Term Loan B	4.113%	1-Month LIBOR	1.750%	4/10/22	Baa2	991,711
1,040	Microsemi Corporation, Term Loan B	3.898%	1-Month LIBOR	2.000%	1/15/23	BB	1,043,969
1,136	On Semiconductor Corp., Term Loan B	3.901%	1-Month LIBOR	2.000%	3/31/23	Baa3	1,144,785
4,720	Total Semiconductors & Semiconductor Equipment						4,764,318

	Software – 15.8% (9.8% of Total Investments)

2,594	Avaya Inc., Term Loan, First Lien	6.647%	1-Month LIBOR	4.750%	12/15/24	B	2,625,231
501	Blackboard, Inc., Term Loan B4	6.894%	3-Month LIBOR	5.000%	6/30/21	B	474,232
3,066	BMC Software, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	9/10/22	B+	3,081,967
2,751	Compuware Corporation, Term Loan B3	5.400%	1-Month LIBOR	3.500%	12/15/21	B	2,789,404
739	DTI Holdings, Inc., Replacement Term Loan B1	6.711%	2-Month LIBOR	4.750%	9/29/23	B	742,375
1,592	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	1,601,286
2,469	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	2,487,391
4,780	Infor (US), Inc., Term Loan B	4.651%	1-Month LIBOR	2.750%	2/01/22	B	4,807,420
1,257	Informatica, Term Loan B	5.151%	1-Month LIBOR	3.250%	8/05/22	B	1,267,335
990	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	999,775
2,030	McAfee LLC, Term Loan	6.401%	1-Month LIBOR	4.500%	9/30/24	B1	2,058,537
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.401%	1-Month LIBOR	8.500%	9/29/25	B–	509,062
643	Micro Focus International PLC, New Term Loan	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	642,555
4,344	Micro Focus International PLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	6/21/24	BB–	4,339,334
1,887	Micro Focus International PLC, Term Loan B2	4.401%	1-Month LIBOR	2.500%	11/19/21	BB–	1,888,954
429	Misys, New Term Loan, Second Lien	9.234%	3-Month LIBOR	7.250%	6/13/25	CCC+	425,237
37	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (5)	0.500%	N/A	N/A	11/29/24	B1	37,364
463	Mitchell International, Inc., Initial Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	11/29/24	B1	463,314
450	Mitchell International, Inc., Initial Term Loan, Second Lien	9.151%	1-Month LIBOR	7.250%	12/01/25	Caa2	452,700
988	RP Crown Parent, LLC, Term Loan B	4.651%	1-Month LIBOR	2.750%	10/15/23	B1	995,830
3,583	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	3,611,176
1,326	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.401%	1-Month LIBOR	2.500%	4/16/25	BB	1,336,098
3,662	Tibco Software, Inc., Term Loan, First Lien	5.410%	1-Month LIBOR	3.500%	12/04/20	B1	3,691,630
369	Vertafore, Inc., Term Loan, First Lien	5.151%	1-Month LIBOR	3.250%	6/30/23	B	372,890
41,450	Total Software						41,701,097

	Specialty Retail – 1.5% (0.9% of Total Investments)

636	Neiman Marcus Group, Inc., Term Loan	5.141%	1-Month LIBOR	3.250%	10/25/20	Caa1	561,026
2,697	Petco Animal Supplies, Inc., Term Loan B1	5.609%	3-Month LIBOR	3.250%	1/26/23	B2	1,858,945
1,794	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.890%	1-Month LIBOR	3.000%	3/11/22	B1	1,415,603
5,127	Total Specialty Retail						3,835,574

	Technology Hardware, Storage & Peripherals – 6.8% (4.2% of Total Investments)

647	Conduent, Inc., Term Loan B	4.901%	1-Month LIBOR	3.000%	12/07/23	BB+	651,657
6,658	Dell International LLC, Refinancing Term Loan B	3.910%	1-Month LIBOR	2.000%	9/07/23	BBB–	6,685,341
3,754	Dell International LLC, Replacement Term Loan A2	3.660%	1-Month LIBOR	1.750%	9/07/21	BBB–	3,762,797
967	Dell Software Group, Repriced Term Loan B	7.859%	3-Month LIBOR	5.500%	10/31/22	B	974,617
5,741	Western Digital U.S., Term Loan B3	3.900%	1-Month LIBOR	2.000%	4/29/23	Baa2	5,786,277
17,767	Total Technology Hardware, Storage & Peripherals						17,860,689

	Transportation Infrastructure – 2.3% (1.4% of Total Investments)

4,692	Avolon, Repriced Term Loan B2	4.147%	1-Month LIBOR	2.250%	3/21/22	BBB–	4,706,865
65	Ceva Group PLC, Canadian Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	64,571
376	Ceva Group PLC, Dutch B.V., Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	374,510
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	369,927
519	Ceva Group PLC, US Term Loan	7.859%	3-Month LIBOR	5.500%	3/19/21	B–	516,565
6,023	Total Transportation Infrastructure						6,032,438

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Wireless Telecommunication Services – 4.4% (2.7% of Total Investments)

$799	Asurion LLC, Term Loan B4	4.651%	1-Month LIBOR	2.750%	8/04/22	Ba3	$805,699
732	Asurion LLC, Term Loan B6	4.651%	1-Month LIBOR	2.750%	11/03/23	Ba3	738,461
5,445	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	5,467,978
1,700	Syniverse Holdings, Inc., Tranche Term Loan C	6.895%	1-Month LIBOR	5.000%	3/09/23	B	1,720,783
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.895%	1-Month LIBOR	9.000%	3/11/24	CCC+	2,030,000
920	UPC Financing Partnership, Term Loan AR1, First Lien	4.397%	1-Month LIBOR	2.500%	1/15/26	BB	923,518
11,596	Total Wireless Telecommunication Services						11,686,439
$368,657	Total Variable Rate Senior Loan Interests (cost $365,181,420)						357,910,327

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.3% (11.9% of Total Investments)

	Containers & Packaging – 0.9% (0.5% of Total Investments)

$2,278	Reynolds Group			5.750%	10/15/20	B+	$2,283,975

	Diversified Telecommunication Services – 4.9% (3.1% of Total Investments)

4,495	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	3,770,181
4,050	IntelSat Jackson Holdings, 144A			9.750%	7/15/25	CCC+	3,969,000
107	IntelSat Limited			6.750%	6/01/18	CCC–	105,930
5,009	IntelSat Limited			7.750%	6/01/21	CCC–	3,393,598
3,000	IntelSat Limited			8.125%	6/01/23	CCC–	1,875,000
16,661	Total Diversified Telecommunication Services						13,113,709

	Health Care Providers & Services – 1.4% (0.8% of Total Investments)

3,500	HCA Inc.			6.500%	2/15/20	BBB–	3,657,500

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

2,650	Scientific Games International Inc.			10.000%	12/01/22	B–	2,855,402

	Household Durables – 1.3% (0.8% of Total Investments)

1,220	Lennar Corporation, 144A			8.375%	5/16/18	BB+	1,220,000
1,410	Lennar Corporation			4.125%	12/01/18	BB+	1,410,000
850	Lennar Corporation			4.500%	11/15/19	BB+	859,562
3,480	Total Household Durables						3,489,562

	Media – 3.9% (2.4% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation			3.579%	7/23/20	BBB–	100,250
6,532	Clear Channel Communications Inc., (6), (7)			12.000%	8/01/21	N/R	—
1,417	Dish DBS Corporation			5.125%	5/01/20	BB	1,409,915
1,000	Dish DBS Corporation			5.875%	11/15/24	BB	855,000
1,000	Hughes Satellite Systems Corporation			6.500%	6/15/19	BBB–	1,030,000
2,122	iHeartCommunications, Inc., (6)			9.000%	12/15/19	Caa2	1,697,600
9,172	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (6)			14.000%	2/01/21	C	1,187,803
2,430	iHeartCommunications, Inc., (6)			9.000%	3/01/21	Caa2	1,937,925
1,524	iHeartCommunications, Inc., 144A, (6)			11.250%	3/01/21	Caa2	1,162,050
820	Neptune Finco Corporation, 144A			10.125%	1/15/23	B2	909,175
26,117	Total Media						10,289,718

	Oil, Gas & Consumable Fuels – 2.0% (1.2% of Total Investments)

3,765	California Resources Corporation, 144A			8.000%	12/15/22	CCC+	3,237,900
400	Denbury Resources Inc.			6.375%	8/15/21	CCC–	362,000
1,404	Denbury Resources Inc., 144A			9.250%	3/31/22	B	1,460,160
400	EP Energy LLC and Everest Acquisition Finance, Inc.,144A			9.375%	5/01/24	Caa2	306,000
5,969	Total Oil, Gas & Consumable Fuels						5,366,060

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

$300	Concordia Healthcare Corporation, 144A, (6)	7.000%	4/15/23	C	$18,000

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	831,393

	Software – 1.8% (1.1% of Total Investments)

115	Avaya Inc., 144A, (7)	7.000%	4/01/19	N/R	—
2,895	Avaya Inc., 144A, (7)	10.500%	3/01/21	N/R	—
2,840	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,832,900
351	Boxer Parent Company Inc./BMC Software, 144A (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	350,122
1,475	Infor Us Inc., 144A	5.750%	8/15/20	BB	1,502,656
7,676	Total Software				4,685,678

	Wireless Telecommunication Services – 1.7% (1.1% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,030,000
850	Sprint Communications Inc.	7.000%	8/15/20	B+	898,875
500	Sprint Corporation	7.875%	9/15/23	B+	536,250
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,059,380
4,350	Total Wireless Telecommunication Services				4,524,505
$73,742	Total Corporate Bonds (cost $56,449,387)				51,115,502

Shares	Description (1)				Value

	COMMON STOCKS – 2.6% (1.6% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

53,514	Cengage Learning Holdings II LP, (8)				$234,124

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

39,988	C&J Energy Services Inc., (8)				1,194,042
36,361	Ocean Rig UDW Inc., (8)				882,118
1,961	Vantage Drill International, (8)				433,871
	Total Energy Equipment & Services				2,510,031

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

38,382	Millenium Health LLC, (8)				806

	Media – 0.2% (0.1% of Total Investments)

566,373	Hibu PLC, (8), (9)				1
6,268	Metro-Goldwyn-Mayer, (8)				607,996
14,825	Tribune Media Company				2,372
	Total Media				610,369

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

27	Southcross Holdings Borrower LP, (8)				8,100

	Software – 1.2% (0.7% of Total Investments)

132,029	Avaya Holdings Corporation, (8)				3,022,144

	Specialty Retail – 0.1% (0.1% of Total Investments)

5,454	Gymboree Corporation, (7), (8)				87,135
14,849	Gymboree Corporation, (8)				264,802
	Total Specialty Retail				351,937
	Total Common Stocks (cost $11,057,548)				6,737,511

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)

1,670	Freeport Energy Inc., (8)		$66,070
7,001	Freeport Energy Inc., (8)		211,340
	Total Common Stock Rights (cost $221,783)		277,410

Shares	Description (1)		Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Software – 0.0% (0.0% of Total Investments)

11,806	Avaya Holdings Corporation		$64,933
	Total Warrants (cost $1,103,821)		64,933
	Total Long-Term Investments (cost $434,013,959)		416,105,683

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 4.4% (2.7% of Total Investments)

	INVESTMENT COMPANIES – 4.4% (2.7% of Total Investments)

11,624,977	BlackRock Liquidity Funds T-Fund Portfolio, (10)	1.562% (11)	$11,624,977
	Total Short-Term Investments (cost $11,624,977)		11,624,977
	Total Investments (cost $445,638,936) – 161.9%		427,730,660
	Borrowings – (43.1)% (12), (13)		(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (16.0)% (14)		(42,355,478)
	Other Assets Less Liabilities – (2.8)% (15)		(7,170,245)
	Net Assets Applicable to Common Shares – 100%		$264,204,937

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.000	% (16)	Monthly	11/01/21	(17)	$(1,221,492)	$(1,221,492)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$357,910,327	$—		$357,910,327
Corporate Bonds	—	51,115,502	—	*	51,115,502
Common Stocks	6,650,375	1	87,135		6,737,511
Common Stock Rights	277,410	—	—		277,410
Warrants	64,933	—	—		64,933

Short-Term Investments:
Investment Companies	11,624,977	—	—		11,624,977

Investments in Derivatives:
Interest Rate Swaps**	—	(1,221,492)	—		(1,221,492)
Total	$18,617,695	$407,804,338	$87,135		$426,509,168
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$448,015,713
Gross unrealized:
Appreciation	$6,941,686
Depreciation	(27,226,739)
Net unrealized appreciation (depreciation) of investments	$(20,285,053)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	(1,221,492)

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 2.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 26.7%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 9.9%.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018